Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare	¥ 171,797,452		¥ 198,311,616
Accrued marketing cost	52,337,833		149,202,671
Accrued settlement relating to class action lawsuits			38,254,200
Other tax payable	8,346,120		25,482,315
Deposits	8,880,214		22,924,693
Others	61,439,938		24,152,497
Total	¥ 302,801,557	$ 43,902,099	¥ 458,327,992